Investments	6 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Investments
6. Investments:
AFS debt securities
Effective from April 1, 2024, Nomura and consolidated subsidiaries that are not registered as a broker-dealer
(“non-BD
entities”) no longer apply ASC 940 “
Financial Services—Brokers and Dealers
,” as described in Note 1 “
Basis of accounting:
Voluntary change in accounting policy
.
” In response to this accounting policy change,
non-BD
entities will be able to classify
non-trading
debt securities purchased on or after April 1, 2024 as available for sale (“AFS”) debt securities or held to maturity (“HTM”) debt securities in accordance with ASC 320 “
Investments—Debt Securities
.”
The
non-trading
debt securities classified as AFS and the accrued interest arising from these securities are reported in
Non-trading
debt securities
and
Receivables from other than customers
in the consolidated balance sheets, respectively. As of September 30, 2024, there were no debt securities classified as HTM.
The following table presents the amortized cost, unrealized gains and losses, and fair value of AFS debt securities as of September 30, 2024.

	Millions of yen
	September 30, 2024
	Amortized cost (1)	Unrealized gains	Unrealized losses	Fair value
Japanese government securities	¥20,017	¥3	¥(20)	¥20,000
Japanese agency and municipal securities	29,713	21	(43)	29,691

Total	¥49,730	¥24	¥(63)	¥49,691

(1)	Net of allowance for credit losses
Contractual maturities for AFS debt securities
The following table presents the amortized cost and fair value of AFS debt securities, categorized by contractual maturity, as of September 30, 2024.

	Millions of yen
	September 30, 2024
	Amortized cost (1)	Fair value
Japanese government securities
1 year to 5 years	¥20,017	¥20,000
Subtotal	¥20,017	¥20,000

Japanese agency and municipal securities
1 year to 5 years	29,713	29,691
Subtotal	¥29,713	¥29,691

Total	¥49,730	¥49,691

(1)	Net of allowance for credit losses

AFS debt securities in an unrealized loss position
The following table presents the fair value and aging of unrealized losses for AFS debt securities as of September 30, 2024.

	Millions of yen
	September 30, 2024
	Fair value	Unrealized losses
Japanese government securities
Less than 12 months	¥9,994	¥(20)

Subtotal	¥9,994	¥(20)

Japanese agency and municipal securities
Less than 12 months	11,344	(43)

Subtotal	¥11,344	¥(43)

Total	¥21,338	¥(63)

If the fair value of the AFS debt security is less than amortized cost, such security is in an unrealized loss position.
If Nomura has the intent to sell the security, or if it is more likely than not that Nomura will be required to sell the security before recovery of its amortized cost, the difference between the amortized cost (net of allowance) and the fair value of the security is recognized as an impairment loss in earnings. There was no impairment loss during the six months ended September 30, 2024.
AFS debt securities in an unrealized loss position that Nomura has the intent and ability to hold are reviewed to determine if an allowance for credit losses should be recognized. Nomura considers various factors in such determination, including market conditions, changes in issuer credit ratings and severity of the unrealized losses. There was no allowance for credit losses on such securities recognized during the six months ended September 30, 2024.
Additionally, Nomura does not recognize any allowance for accrued interest receivable from AFS debt securities, as Nomura writes off the receivable by reversing accrued interest when it is determined the accrued interest receivable is uncollectible. The amount of accrued interest receivable from AFS debt securities was not significant as of September 30, 2024. There was no write-off
of accrued interest receivable during the six months ended September 30, 2024.
Realized gains (losses) on sales or transfer of AFS debt securities
Realized gains (losses) on sales or transfer to Trading assets are reclassified from accumulated other comprehensive income (loss) to other revenue in the consolidated statements of income. Nomura adopts the moving average method when determining the cost of the security sold or the amount reclassified from accumulated other comprehensive income into earnings. There were no sales or transfer of AFS debt securities during the six months ended September 30, 2024.

Unrealized gains and losses related to equity securities
As of September 30, 2024, the unrealized losses on equity securities owned by non-BD
entities that are not investment companies are ¥3,475 million. These equity securities do not include equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option. Please see Note 2 “
Fair Value Measurements
” for the unrealized gains and losses on equity securities for which the fair value option has been elected.
Measurement Alternative of equity securities
Nomura measures equity securities without readily determinable fair values, which do not qualify practical expedient to measure fair value, using the measurement alternative, which is made on an instrument-by-instrument
basis. Under the measurement alternative, equity securities are carried at cost plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar securities of the same issuer. In addition, Nomura assesses whether these equity securities are impaired.
The carrying value of equity securities measured using measurement alternative as of March 31, 2024 and September 30, 2024 were ¥65,365 million and ¥95,603 million, respectively. The cumulative impairment losses and the amounts of observable price changes in orderly transactions as of March 31, 2024 and September 30, 2024 were not significant.